August 30, 2011

Deborah O’Neal-Johnson, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:       T. Rowe Price Spectrum Fund, Inc. (“Registrant”)
            consisting of the following series:

            Spectrum Growth Fund

            File Nos.: 033-10992/811-4998

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated August 15, 2011. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to update the list of underlying funds in which the T. Rowe Price Spectrum Growth Fund can invest.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker  filed under Rule 497 on August 15, 2011.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman